Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table shows the total compensation for our named executive officers (“NEOs”) for the past five fiscal years as set forth in the Summary Compensation table, the “compensation actually paid” (or “CAP”) to our principal executive officer (“PEO”), and on an average basis, to our other NEOs (in each case, as determined under SEC rules), our Total Stockholder Return (“TSR”), the TSR of companies listed in the SIC Code 7373 - Computer Integrated Systems Design (our peer group for this purpose), our GAAP net income (loss), and our Company Selected Metric results (GAAP net revenue).

Fiscal Year ended March 31, (a)	Summary compensation on table total for PEO ($)(b)(1)	Compensation actually paid to PEO ($)(c)(2)	Average summary compensation on table total for non- PEO NEOs ($)(d)(3)	Average compensation actually paid to non- PEO NEOs ($)(e)(2)	Total stockholder return ($)(4)	Peer group total stockholder return ($)(4)	Net income (in thousands) ($)	Net revenue (in thousands) ($)(5)
2026	1,213,846	1,253,090	1,101,330	2,252,402	48.26	4.92	38,791	319,312
2025	1,124,906	1,336,576	1,316,707	1,107,806	334.21	64.21	23,225	275,624
2024	1,249,366	989,700	771,804	774,745	404.43	61.58	86,195	237,464
2023	5,836,288	9,323,318	605,203	1,791,185	394.01	11.64	14,582	198,065
2022	822,789	(205,682)	403,998	416,487	138.80	42.08	6,478	162,636

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Srinivasan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2026.”
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan for named executives, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Fiscal Year ended March 31, (a)	Executives	SCT Total Compensation ($)(A)	Grant date value of new awards ($)(B)	Year-end value of new awards ($)(i)	Change in value of prior awards that are unvested ($)(ii)	Change in value of vested awards granted in prior fiscal years ($)(iii)	Value of vested awards granted during fiscal year ($)(iv)	Value of unvested awards forfeited during fiscal year ($)(v)	Total equity CAP (C)=(i)+(ii) +(iii)+(iv)+(v) ($)	CAP (D)=(A)- (B)+(C) ($)
2026	PEO	1,213,846	600,000	—	—	39,244	600,000	—	639,244	1,253,090
	Other NEOs	1,101,330	504,172	1,127,356	(38,531)	566,419	—	—	1,655,244	2,252,402
2025	PEO	1,124,906	498,000	—	328,152	(116,483)	498,000	—	709,670	1,336,576
	Other NEOs	1,316,707	869,938	535,780	(28,670)	153,926	—	—	661,037	1,107,806
2024	PEO	1,249,366	630,000	—	(192,038)	(67,628)	630,000	—	370,334	989,700
	Other NEOs	771,804	259,513	240,689	23,888	(2,123)	—	—	262,453	774,745
2023	PEO	5,836,288	5,219,824	5,027,042	—	3,319,813	360,000	—	8,706,855	9,323,318
	Other NEOs	605,203	195,125	669,074	130,734	581,299	—	—	1,381,107	1,791,185
2022	PEO	822,789	204,000	—	(1,019,476)	(8,995)	204,000	—	(824,471)	(205,682)
	Other NEOs	403,998	99,375	101,195	41,643	(30,975)	—	—	111,864	416,487

A.
The dollar amounts reported in the Summary Compensation table for the applicable fiscal year (on an average basis for the non-PEO NEOs).
B.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs).
C.
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the non-PEO NEOs):
(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
for awards that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and
(iv)
for awards that are granted and also vest in the applicable year, the fair value as of the vesting date. The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant; and
(v)
for awards that forfeit in the applicable year, the fair value as of the end of the prior fiscal year.
D.
“Compensation Actually Paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
(3)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2026.” For each of years ended March 31, 2026, 2025, 2024, 2023 and 2022, the non-PEO NEOs were:

Year ended March 31,	Non-PEO NEOs
2026	Dave Wood, Kyle Badger, Sethuram Shivashankar, Joe Youssef
2025	Dave Wood, Kyle Badger, Sethuram Shivashankar, Joe Youssef
2024	Dave Wood, Don DeMarinis, Sridhar Laveti, Sethuram Shivashankar
2023	Dave Wood, Kyle Badger, Prabuddha Biswas, Don DeMarinis
2022	Dave Wood, Kyle Badger, Don DeMarinis, Chris Robertson

(4)
TSR is determined based on the value of an initial fixed investment of $100 at market close on the last trading before April 1, 2021. The TSR peer group consists of the companies listed in the SIC Code 7373 - Computer Integrated Systems Design.
(5)
Our company-selected measure is GAAP revenue.

Company Selected Measure Name	Net revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Srinivasan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2026.”
(3)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2026.” For each of years ended March 31, 2026, 2025, 2024, 2023 and 2022, the non-PEO NEOs were:

Year ended March 31,	Non-PEO NEOs
2026	Dave Wood, Kyle Badger, Sethuram Shivashankar, Joe Youssef
2025	Dave Wood, Kyle Badger, Sethuram Shivashankar, Joe Youssef
2024	Dave Wood, Don DeMarinis, Sridhar Laveti, Sethuram Shivashankar
2023	Dave Wood, Kyle Badger, Prabuddha Biswas, Don DeMarinis
2022	Dave Wood, Kyle Badger, Don DeMarinis, Chris Robertson

Peer Group Issuers, Footnote
(4)
TSR is determined based on the value of an initial fixed investment of $100 at market close on the last trading before April 1, 2021. The TSR peer group consists of the companies listed in the SIC Code 7373 - Computer Integrated Systems Design.

PEO Total Compensation Amount	$ 1,213,846	$ 1,124,906	$ 1,249,366	$ 5,836,288	$ 822,789
PEO Actually Paid Compensation Amount	$ 1,253,090	1,336,576	989,700	9,323,318	(205,682)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan for named executives, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Fiscal Year ended March 31, (a)	Executives	SCT Total Compensation ($)(A)	Grant date value of new awards ($)(B)	Year-end value of new awards ($)(i)	Change in value of prior awards that are unvested ($)(ii)	Change in value of vested awards granted in prior fiscal years ($)(iii)	Value of vested awards granted during fiscal year ($)(iv)	Value of unvested awards forfeited during fiscal year ($)(v)	Total equity CAP (C)=(i)+(ii) +(iii)+(iv)+(v) ($)	CAP (D)=(A)- (B)+(C) ($)
2026	PEO	1,213,846	600,000	—	—	39,244	600,000	—	639,244	1,253,090
	Other NEOs	1,101,330	504,172	1,127,356	(38,531)	566,419	—	—	1,655,244	2,252,402
2025	PEO	1,124,906	498,000	—	328,152	(116,483)	498,000	—	709,670	1,336,576
	Other NEOs	1,316,707	869,938	535,780	(28,670)	153,926	—	—	661,037	1,107,806
2024	PEO	1,249,366	630,000	—	(192,038)	(67,628)	630,000	—	370,334	989,700
	Other NEOs	771,804	259,513	240,689	23,888	(2,123)	—	—	262,453	774,745
2023	PEO	5,836,288	5,219,824	5,027,042	—	3,319,813	360,000	—	8,706,855	9,323,318
	Other NEOs	605,203	195,125	669,074	130,734	581,299	—	—	1,381,107	1,791,185
2022	PEO	822,789	204,000	—	(1,019,476)	(8,995)	204,000	—	(824,471)	(205,682)
	Other NEOs	403,998	99,375	101,195	41,643	(30,975)	—	—	111,864	416,487

A.
The dollar amounts reported in the Summary Compensation table for the applicable fiscal year (on an average basis for the non-PEO NEOs).
B.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs).
C.
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the non-PEO NEOs):
(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
for awards that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and
(iv)
for awards that are granted and also vest in the applicable year, the fair value as of the vesting date. The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant; and
(v)
for awards that forfeit in the applicable year, the fair value as of the end of the prior fiscal year.
D.
“Compensation Actually Paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 1,101,330	1,316,707	771,804	605,203	403,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,252,402	1,107,806	774,745	1,791,185	416,487
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan for named executives, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Fiscal Year ended March 31, (a)	Executives	SCT Total Compensation ($)(A)	Grant date value of new awards ($)(B)	Year-end value of new awards ($)(i)	Change in value of prior awards that are unvested ($)(ii)	Change in value of vested awards granted in prior fiscal years ($)(iii)	Value of vested awards granted during fiscal year ($)(iv)	Value of unvested awards forfeited during fiscal year ($)(v)	Total equity CAP (C)=(i)+(ii) +(iii)+(iv)+(v) ($)	CAP (D)=(A)- (B)+(C) ($)
2026	PEO	1,213,846	600,000	—	—	39,244	600,000	—	639,244	1,253,090
	Other NEOs	1,101,330	504,172	1,127,356	(38,531)	566,419	—	—	1,655,244	2,252,402
2025	PEO	1,124,906	498,000	—	328,152	(116,483)	498,000	—	709,670	1,336,576
	Other NEOs	1,316,707	869,938	535,780	(28,670)	153,926	—	—	661,037	1,107,806
2024	PEO	1,249,366	630,000	—	(192,038)	(67,628)	630,000	—	370,334	989,700
	Other NEOs	771,804	259,513	240,689	23,888	(2,123)	—	—	262,453	774,745
2023	PEO	5,836,288	5,219,824	5,027,042	—	3,319,813	360,000	—	8,706,855	9,323,318
	Other NEOs	605,203	195,125	669,074	130,734	581,299	—	—	1,381,107	1,791,185
2022	PEO	822,789	204,000	—	(1,019,476)	(8,995)	204,000	—	(824,471)	(205,682)
	Other NEOs	403,998	99,375	101,195	41,643	(30,975)	—	—	111,864	416,487

A.
The dollar amounts reported in the Summary Compensation table for the applicable fiscal year (on an average basis for the non-PEO NEOs).
B.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs).
C.
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the non-PEO NEOs):
(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
for awards that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and
(iv)
for awards that are granted and also vest in the applicable year, the fair value as of the vesting date. The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant; and
(v)
for awards that forfeit in the applicable year, the fair value as of the end of the prior fiscal year.
D.
“Compensation Actually Paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR of the Company

For fiscal years 2022, 2023, 2024, 2025 and 2026, the Company’s TSR (based on a $100 investment at the beginning of fiscal year 2022) increased by 38.8%, increased by 183.9%, increased by 2.6%, decreased by 17.4%, and decreased by 85.6%, respectively. During each of fiscal years 2023, 2024, 2025 and 2026, CAP to our PEO increased from $(0.2) million to $9.3 million; decreased from $9.3 million to $1.0 million; increased from $1.0 million to $1.3 million; and remained at $1.3 million, respectively. During each of fiscal years 2023, 2024, 2025 and 2026, average CAP to our non-PEO NEOs increased from $0.4 million to $1.8 million; decreased from $1.8 million to $0.8 million; increased from $0.8 million to $1.1 million; and increased from $1.1 million to $2.3 million, respectively.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

For fiscal years 2022, 2023, 2024 and 2026, the Company’s Net Income increased by 130.8%, 125.1%, 491.1%, and 67%, respectively. For fiscal 2025, the Company's Net Income decreased by 73.1%. As noted above, CAP to our PEO and to our non-PEO NEOs increased during fiscal year 2023, decreased during fiscal year 2024, and increased during fiscal year 2025. CAP to our PEO decreased during fiscal year 2026 and CAP to our non-PEO NEOs increased during fiscal year 2026.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Revenue

For fiscal years 2022, 2023, 2024, 2025 and 2026, the Company’s Revenue (computed in accordance with GAAP) increased by 18.6%, increased by 21.8%, increased by 19.9%, increased by 16.1%, and increased by 15.9%, respectively. As noted above, CAP to our PEO and to our non-PEO NEOs increased during fiscal year 2023, decreased during fiscal year 2024, and increased during fiscal year 2025. CAP to our PEO decreased during fiscal year 2026 and CAP to our non-PEO NEOs increased during fiscal year 2026.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

Company TSR significantly outpaced Peer Group TSR (computed using the companies listed in the SIC Code 7373 - Computer Integrated Systems Design) for fiscal years 2022, 2023, 2024, 2025 and 2026.

Tabular List, Table	The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year are as follows:
•
Net Revenue
•
Adjusted EBITDA
•
Stock Price

Total Shareholder Return Amount	$ 48.26	334.21	404.43	394.01	138.8
Peer Group Total Shareholder Return Amount	4.92	64.21	61.58	11.64	42.08
Net Income (Loss)	$ 38,791,000	$ 23,225,000	$ 86,195,000	$ 14,582,000	$ 6,478,000
Company Selected Measure Amount	319,312,000	275,624,000	237,464,000	198,065,000	162,636,000
PEO Name	Mr. Srinivasan	Mr. Srinivasan	Mr. Srinivasan	Mr. Srinivasan	Mr. Srinivasan
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (600,000)	$ (498,000)	$ (630,000)	$ (5,219,824)	$ (204,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,244	709,670	370,334	8,706,855	(824,471)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	5,027,042	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	328,152	(192,038)	0	(1,019,476)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	600,000	498,000	630,000	360,000	204,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,244	(116,483)	(67,628)	3,319,813	(8,995)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,172)	(869,938)	(259,513)	(195,125)	(99,375)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,655,244	661,037	262,453	1,381,107	111,864
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,127,356	535,780	240,689	669,074	101,195
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,531)	(28,670)	23,888	130,734	41,643
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,419	153,926	(2,123)	581,299	(30,975)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0